11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Cash	$ 58,343	$ 106,288	$ 182,794
Current trade receivables	17,042	22,308
Other receivables	29,096	35,636
Funds held for optionees and accounts payable owed by optionees	$ 1,099,588	$ 766,550